Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as intangible assets	$ 2.3	¥ 15.3	¥ 0.0
Depreciation capitalized as contract assets	$ 0.8	¥ 5.4	¥ 0.0